Treasury Money Market Trust
USAA Treasury Money Market Trust Fund Summary
Investment Objective
The USAA Treasury Money Market Trust (the Fund) seeks to provide investors maximum current income while maintaining the highest degree of safety and liquidity.
Fees and Expenses

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses for the Fund are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees
Shareholder Fees	Treasury Money Market Trust None or same as Fund Name USD ($)
(fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Treasury Money Market Trust None or same as Fund Name
Management Fee	0.13%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.39%	[1]
[1]	The expense information in the table has been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example	1 Year	3 Years	5 Years	10 Years
Treasury Money Market Trust | None or same as Fund Name | USD ($)	40	125	219	493

Principal Investment Strategy

The Fund normally invests at least 80% of its assets in U.S. government securities with maturities of 397 days or less, which consist of U.S. Treasury bills, notes, and bonds; repurchase agreements collateralized by such obligations; and other obligations of the U.S. Treasury. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

The Fund intends to qualify as a government money market fund and is required to invest at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are fully collateralized by cash or government securities. Government securities include any securities issued or guaranteed as to principal and interest by the United States and its agencies or instrumentalities.

In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7). Accordingly, the Fund restricts its investments to instruments that meet certain maturity and quality requirements under Rule 2a-7. Generally, such investments will be limited to a security with a remaining maturity of 397 calendar days or less that is determined to present minimal credit risk; issued by a money market fund; or issued or guaranteed by the U.S. government or any agency or instrumentality thereof.

The Board of Trustees of the Fund has determined that the Fund will not be subject to liquidity fees or redemption gates at this time.

Principal Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed, and the investment techniques and risk analyses used by the Fund's portfolio manager may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the Fund for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

As a money market fund, under applicable federal securities laws, the Fund is permitted to utilize amortized cost to value its portfolio securities and to transact at a stable $1 net asset value (NAV) per share. The Fund intends to qualify as a government money market fund in compliance with the requirements of Rule 2a-7.

Credit risk is expected to be low for the Fund because it invests in securities that are considered to be of high quality, including securities that are backed by the full faith and credit of the U.S. government. However, there is the possibility that a borrower cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline.

The Fund also is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates or other market factors.

Performance

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows the Fund's average annual total returns for the periods indicated.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the Fund's most current performance information, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.18%	June 30, 2007
Lowest Quarter Return	0.00%*	September 30, 2016
Year-to-Date Return	0.13%	June 30, 2017

AVERAGE ANNUAL TOTAL RETURNS For Periods Ended December 31, 2016
Average Annual Total Returns	Past 1 Year		Past 5 Years		Past 10 Years
Treasury Money Market Trust | None or same as Fund Name	none	[1]	none	[1]	0.58%
[1]	*Represents less than 0.01%